Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	14. GOODWILL AND INTANGIBLE ASSETS
The following table presents a reconciliation of the beginning and ending goodwill and intangible assets, included within other assets in the consolidated balance sheets, for the years ended December 31, 2020 and 2019:

	Goodwill	Intangible assets with a definite life	Intangible assets with an indefinite life	Total
Balance as of December 31, 2018	$109,807	$16,887	$67,131	$193,825
Amortization	—	(2,257)	—	(2,257)
Balance as of December 31, 2019	$109,807	$14,630	$67,131	$191,568
Amortization	—	(1,524)	—	(1,524)
Impairment losses (StarStone International) (1)	(8,000)	—	(4,000)	(12,000)
Reclassification to assets held-for-sale (Atrium) (2)	(38,848)	(13,106)	(63,131)	(115,085)
Balance as of December 31, 2020	$62,959	$—	$—	$62,959
(1) On June 10, 2020, we announced the StarStone International Run-Off. During the year ended December 31, 2020, we recognized impairment losses of $8.0 million related to the goodwill allocated to StarStone International and $4.0 million on StarStone's Lloyd's syndicate capacity.
(2) On August 13, 2020, we announced the Atrium Exchange Transaction, which resulted in the assets and liabilities of Atrium being classified as held-for-sale as of December 31, 2020. Refer to Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations" for further information.
The gross carrying value, accumulated amortization and net carrying value of goodwill and intangible assets by segment and by type as of December 31, 2020 and 2019 was as follows:

	December 31, 2020			December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Run-off segment:
Goodwill	$62,959	$—	$62,959	$62,959	$—	$62,959

Legacy Underwriting segment:
Goodwill	—	—	—	46,848	—	46,848
Intangible assets with a definite life:
Distribution channel	—	—	—	20,000	(8,111)	11,889
Brand	—	—	—	7,000	(4,259)	2,741
Intangible assets with an indefinite life:
Lloyd’s syndicate capacity	—	—	—	37,031	—	37,031
Management contract	—	—	—	30,100	—	30,100
Total Legacy Underwriting segment goodwill and intangible assets	—	—	—	140,979	(12,370)	128,609

Total goodwill and intangible assets	$62,959	$—	$62,959	$203,938	$(12,370)	$191,568
The amortization recorded on the intangible assets of the Legacy Underwriting segment, prior to the reclassification of Atrium to held-for-sale, for the years ended December 31, 2020, 2019 and 2018 was $1.5 million, $2.3 million and $3.6 million, respectively.